Convertible Notes and Convertible Note - Related Party (Detail Narrative) - USD ($)						6 Months Ended	12 Months Ended
		Jun. 04, 2018	Apr. 26, 2018	Feb. 28, 2018	Jan. 16, 2018	Dec. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 02, 2018	Nov. 27, 2018	May 30, 2018	Apr. 01, 2016	Jun. 30, 2015
Proceeds from convertible promissory notes	[1]						$ 2,603,750	$ 2,564,400
Debt maturity date								Sep. 15, 2017
Debt interest rate								15.00%
Warrant exercise price per share											$ 6.00
Gain on extinguishment of debt							1,481,317	$ 257,629
Debt instrument, principal amount		$ 10,000
Accrued interest								101,050
Interest expense							$ 305,452	172,800
Common stock percentage							50.00%		25.00%	25.00%
2017 Convertible Notes [Member]
Convertible promissory notes						$ 2,750,500
Debt offering cost						186,100
Placement agent fees						129,030
Proceeds from convertible promissory notes						$ 2,564,400
Debt maturity date				May 15, 2018		Feb. 28, 2018
Debt interest rate						15.00%
Debt conversion description						The 2017 Convertible Notes included warrants exercisable for the number of shares of common stock equal to 75% of the total shares issuable upon the conversion of the related 2017 Convertible Note, at a price equal to the lesser of (i) $14.40 per share or (ii) 120% of the 2017 Conversion Price.
Warrant term						5 years
Warrants to purchase shares						15,339
Warrant exercise price per share						$ 15.84
Fair value of options issued						$ 1,175,668
Fair value of warrants issued						397,211
Debt discount						$ 1,572,879
Warrant exercise price percentage				100.00%
2018 Convertible Notes [Member]
Convertible promissory notes					$ 2,897,500
Debt offering cost					293,750
Placement agent fees					289,750
Proceeds from convertible promissory notes					$ 2,603,750
Debt maturity date					Feb. 28, 2018
Debt interest rate					15.00%
Debt conversion description					The 2018 Convertible Notes include five-year warrants exercisable for the number of common stock equal to 50% of the total shares issuable upon the conversion of the 2018 Convertible Note, at a price equal to the lesser of (i) $14.40 per share or (ii) 120% of the 2018 Conversion price.
Warrant term					5 years
Warrants to purchase shares					24,146
Fair value of options issued					$ 1,239,510
Fair value of warrants issued					1,046,763
Debt discount					$ 2,286,273
Warrant exercise price percentage				75.00%	110.00%
Convertible Notes [Member]
Debt discount							$ 2,413,079
Gain on extinguishment of debt		5,743,391					1,524,791
Gain on extinguishment of derivatives							2,420,390
Proceeds from issuance of warrants							895,599
Debt instrument, principal amount		10,000
Accrued interest		$ 267
Debt converted into shares		1,650,537
Debt conversion price per share		$ 3.50
Loss on convertible notes payable		$ 43,474
Debt conversion amount		8,252,685
Derivative liabilities		$ 2,465,820
2015 Note [Member]
Proceeds from convertible promissory notes							0	311,000
Debt interest rate													3.00%
Debt converted into shares			120,405
Debt conversion price per share			$ 4.30									$ 10.00
Interest expense							$ 4,613	$ 13,886
Common stock percentage													78.00%
Maximum borrowing capacity													$ 2,200,000

[1]	Net of cash offering costs of $186,100